34. Net financial expense (Tables)	12 Months Ended
Dec. 31, 2017
Net Financial Expense Tables
Net financial expense
	12.31.17	12.31.16	12.31.15
Financial income
Commercial interest	106,581	134,092	46,109
Financial interest	165,670	62,662	50,116
Total financial income	272,251	196,754	96,225

Financial expenses
Interest and other (1)	(491,570)	(410,940)	(233,769)
Fiscal interest	(18,690)	(9,837)	(3,652)
Commercial interest	(1,029,987)	(1,020,888)	(192,478)
Bank fees and expenses	(1,215)	(3,217)	(20,117)
Total financial expenses	(1,541,462)	(1,444,882)	(450,016)

Other financial results
Exchange differences	(382,004)	(417,708)	(894,773)
Adjustment to present value of receivables	(292)	2,884	5,387
Changes in fair value of financial assets (2)	321,621	424,099	350,543
Net gain from the repurchase of Corporate Notes	-	42	-
Other financial expense	(41,274)	(36,783)	(22,880)
Total other financial expense	(101,949)	(27,466)	(561,723)
Total net financial expense	(1,371,160)	(1,275,594)	(915,514)

(1)	Net of interest capitalized as of December 31, 2017, 2016 and 2015 for $ 313,7 million, and $ 189.7 million and $ 255.9 million, respectively.
(2)	Includes changes in the fair value of financial assets on cash equivalents as of December 31, 2017, 2016 and 2015 for $ 25.3 million, $ 19.9 million and $ 26.9 million, respectively.